Consolidated Statement of Comprehensive (Loss)/Income (unaudited) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Net income		$ 0	$ 176	$ 189	$ 526
Other comprehensive income to be eventually recycled into the Consolidated Income Statement:
Currency translation effects, net of taxes	[1]	(12)	141	(43)	194
Total of items to eventually recycle		(12)	141	(43)	194
Other comprehensive income never to be recycled into the Consolidated Income Statement:
Actuarial gains/(losses) from defined benefit plans, net of taxes	[2]	3	(3)	5	5
Fair value adjustments on equity securities, net of taxes	[3]	(99)	51	(98)	63
Total of items never to be recycled		(96)	48	(93)	68
Total comprehensive (loss)/income		(108)	365	53	788
Total comprehensive (loss)/income for the period attributable to:
Shareholders of Alcon Inc.		(108)	365	53	788
Non-controlling interests		$ 0	$ 0	$ 0	$ 0

[1]	Amount is net of tax benefit of $0.5 million for the three months ended June 30, 2026. Amount is net of tax expense of $2 million for the three months ended June 30, 2025. Amount is net of tax benefit of $2 million for the six months ended June 30, 2026. Amount is net of tax expense of $3 million for the six months ended June 30, 2025.
[2]	Amount is net of tax expense of $0.6 million for the three months ended June 30, 2026. Amount is net of tax benefit of $0.6 million for the three months ended June 30, 2025. Amounts are net of tax expense of $2 million and $1 million for the six months ended June 30, 2026 and 2025, respectively.
[3]	Amount is net of tax benefit of $10 million for the three months ended June 30, 2026. Amount is net of tax expense of $8 million for the three months ended June 30, 2025. Amount is net of tax benefit of $10 million for the six months ended June 30, 2026. Amount is net of tax expense of $10 million for the six months ended June 30, 2025.